DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years
Warehouse equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Computers and small tools
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years
Capital lease asset
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years
Software development
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years	4 years